May 21, 2025
Bancreek International Large Cap ETF
Bancreek International Large Cap ETF

EXCHANGE LISTED FUNDS TRUST

Bancreek International Large Cap ETF (NYSE Arca Ticker: BCIL)

(the “Fund”)

Supplement dated May 21, 2025, to the Fund’s currently effective prospectus (“Prospectus”) and summary prospectus (“Summary Prospectus”)

 This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus for the Fund and should be read in conjunction with those documents.

Effective immediately, the first paragraph under the “Principal Investment Strategies” section of the Prospectus and the Summary Prospectus is deleted in its entirety and replaced with the following:

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of large capitalization issuers located outside of the United States. For purposes of this investment test, the Fund considers an issuer to be located outside of the United States if it meets any of the following criteria: (i) it is organized under the laws of, or has its principal office in, a country outside the United States; (ii) the issuer’s principal securities trading market is in a country outside of the United States; or (iii) the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country outside of the United States. Depositary receipts representing such securities will also be counted towards compliance with this 80% test. The Fund’s sub-adviser, Bancreek Capital Advisors, LLC (the “Sub-Adviser”), defines large capitalization companies to be those companies with market capitalizations exceeding $5 billion at the time of purchase. The companies in which the Fund primarily invests are those from non-U.S. developed markets. The Fund defines non-U.S. developed markets with respect to the Fund as those countries included in the MSCI World ex USA Index, which, as of March 3, 2025, included the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. The Fund will maintain a minimum investment in companies from at least three different countries. The Fund may also invest in the securities of other investment companies, including ETFs. To the extent such investment companies principally invest in securities of large capitalization issuers located outside of the United States (as defined above), the Fund will count such investments when determining compliance with the 80% investment policy articulated above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.